UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F



            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


              Report for the Calendar Year or Quarter Ended 12/31/99

If amended report check here: [ ]: Amendment Number:
This Amendment (Check Only One): [ ] Is a Restatement
                                 [ ] Adds New Holdings Entries

Salem Investment Counselors, Inc.
----------------------------------------
Name of Institutional Investment Manager

480 Shepherd Street, Suite 200,  Winston-Salem, NC  27103
---------------------------------------------------------
Business Address

Dale M. Brown, Vice President (336) 768-7230
--------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 7th day of February, 2000.

Salem Investment Counselors, Inc.
------------------------------------------
(Name of Institutional Investment Manager)

By: /s/ Dale M. Brown, Vice President
---------------------------------------
(Signature of Person Duly Authorized to
Submit This Report)


Form 13F file number: 28-03405
                      --------


Report Type (check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no  holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION  REPORT.  (Check  here  if a  portion of the holdings for
      this  reporting   manager  are  reported  in this report and a portion are
      reported by other reporting manager(s).)

List of other managers reporting for this manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
                                  -----------------------

Form 13F Information Table Entry Total:   151
                                        ---------------------------

Form 13F Information Table Value Total: $392,314,767
                                        --------------------------

List of Other Reporting Managers: None


                                    FORM 13F
                           Name of Reporting Manager:
                        Salem Investment Counselors, Inc.


                                                                                                                      VOTING
                                                          FAIR                                                       AUTHORITY
                                     TITLE OF             MARKET      SHARES/    SH/ PUT/   INVEST            ----------------------
NAME OF ISSUER                       CLASS     CUSIP      VALUE       PRN AMT    PRN CALL DISCRETN  MANAGERS  SOLE    SHARED    NONE

Abacan Resource CP New               common    002919108       1,283     13,500  SH           sole             13,500    0       0

Abbott Labs                          common    002824100     475,846     13,104  SH           sole             13,104    0       0

Acorn Investment  Intl. Fund         common    004851200   3,614,966    102,320  SH           sole            102,320    0       0

America OnLine, Inc.                 common    02364J104   2,918,911     38,470  SH           sole             38,470    0       0

American Gen Corp                    common    026351106     289,691      3,818  SH           sole              3,818    0       0

American Home Products               common    026609107   1,704,235     43,420  SH           sole             43,420    0       0

American Int'l Group, Inc.           common    026874107     511,215      4,728  SH           sole              4,728    0       0

AmSouth Bancorporation               common    032165102     543,749     28,156  SH           sole             28,156    0       0

Analysts Int'l Corp                  common    032681108     271,875     21,750  SH           sole             21,750    0       0

Annaly Mortgage Management, Inc.     common    035710409      87,500     10,000  SH           sole             10,000    0       0

Archer Daniels Midland Co            common    039483102     288,878     23,825  SH           sole             23,825    0       0

Asia Pacific Fund                    common    044901106     128,250     11,400  SH           sole             11,400    0       0

Asia Tigers Fund, Inc.               common    04516T105     594,756     58,025  SH           sole             58,025    0       0

AT&T Corp                            common    001957109     267,731      5,269  SH           sole              5,269    0       0

AT&T Corp Liberty Media Grp Cl A     common    001957208   1,312,551     23,103  SH           sole             23,103    0       0

Automatic Data Processing, Inc.      common    053015103     637,880     11,840  SH           sole             11,840    0       0

Bank of America Corp.                common    060505104  12,602,865    251,114  SH           sole            251,114    0       0

BB&T Corporation                     common    054937107   1,631,194     59,587  SH           sole             59,587    0       0

BMC Software, Inc.                   common    055921100   5,116,432     64,005  SH           sole             64,005    0       0

BellSouth Corp                       common    079860102     335,599      7,169  SH           sole              7,169    0       0

Berkshire Hathaway, Inc. DEL CL A    common    084670108     841,500         15  SH           sole                 15    0       0

Boddie-Noell Rest Ppty               common    096903109   1,332,881    159,150  SH           sole            159,150    0       0

BP Amoco PLC ADR                     common    055622104   1,129,666     19,046  SH           sole             19,046    0       0

Bristol Myers Squibb Co.             common    110122108   1,163,343     18,124  SH           sole             18,124    0       0

Broadcom Corp Cl A                   common    111B20107     292,803      1,075  SH           sole              1,075    0       0

CCB Financial Corp                   common    124875105   2,849,151     65,403  SH           sole             65,403    0       0

Cablevision System Corp              common    12686C109     596,450      7,900  SH           sole              7,900    0       0

Cable Design Technologies Corp       common    126924109     270,963     11,781  SH           sole             11,781    0       0

Callon Petroleum                     common    13123X102     225,543     15,226  SH           sole             15,226    0       0

Capital Bk Raleigh NC                common    139808109     366,808     47,330  SH           sole             47,330    0       0

Capital One Financial Corp.          common    14040H105     568,618     11,800  SH           sole             11,800    0       0

Cardinal Health Inc.                 common    14149Y108   5,705,838    119,182  SH           sole            119,182    0       0

Cenit Bancorp, Inc.                  common    15131W109     845,691     48,850  SH           sole             48,850    0       0

Chevron Corporation                  common    166751107     208,073      2,402  SH           sole              2,402    0       0

Cincinnati Financial Corp            common    172062101     745,144     23,892  SH           sole             23,892    0       0

Cisco Sys., Inc.                     common    17275R102  10,691,504     99,804  SH           sole             99,804    0       0

Citigroup Inc.                       common    172967101   3,428,599     61,568  SH           sole             61,568    0       0

Clayton Homes                        common    184190106   1,514,026    164,783  SH           sole            164,783    0       0

Coca Cola Company                    common    191216100   4,924,572     84,542  SH           sole             84,542    0       0

Coddle Creek Financial Inc           common    191891100   1,649,935     55,460  SH           sole             55,460    0       0

Colgate Palmolive Co                 common    194162103     201,500      3,100  SH           sole              3,100    0       0

Comcast Corp Cl A SPL                common    200300200     556,193     11,000  SH           sole             11,000    0       0

Community Bancshares Inc. SC         common    20343F100   1,162,486     89,422  SH           sole             89,422    0       0

Cousins Properties Inc               common    222795106     339,380     10,000  SH           sole             10,000    0       0

Cree Inc.                            common    225447101   7,974,452     93,405  SH           sole             93,405    0       0

CT Communication Cl B                common    126426204     400,459      7,920   SH          sole              7,920    0       0

Cypress Semiconductor Corp.          common    232806109     336,700     10,400   SH          sole             10,400    0       0

Dallas Semiconductor Corp.           common    235204104     621,182      9,640   SH          sole              9,640    0       0

Dell Computer Corp.                  common    247025109     219,300      4,300   SH          sole              4,300    0       0

Dimon, Inc.                          common    254394109   9,134,167  2,810,513   SH          sole          2,810,513    0       0

Disney, Walt Company                 common    254687106   1,313,705     44,913   SH          sole             44,913    0       0

Duke Energy Corp.                    common    264399106   1,093,878     21,823   SH          sole             21,823    0       0

Dupont de Nemours E.I.               common    263534109     207,111      3,144   SH          sole              3,144    0       0

EMC Corp. MASS                       common    268648102   6,898,591     63,145   SH          sole             63,145    0       0

Emerson Electric                     common    291011104     229,898      3,968   SH          sole              3,968    0       0

Exxon Corporation                    common    302290101   1,872,284     23,240   SH          sole             23,240    0       0

First Commonwealth Fund, Inc.        common    319829107     147,008     16,000   SH          sole             16,000    0       0

First Regional Bancorp               common    33615C101     103,250     14,000   SH          sole             14,000    0       0

First Union Corporation              common    337358105   2,404,046     72,987   SH          sole             72,987    0       0

Firstar Corp                         common    33763V109     490,016     23,196   SH          sole             23,196    0       0

Firstfed Financial Corp              common    337907109   5,770,794    410,353   SH          sole            410,353    0       0

General Electric                     common    369604103   5,763,913     40,184   SH          sole             40,184    0       0

Gillette Co.                         common    375766102   1,472,471     35,750   SH          sole             35,750    0       0

Great Lakes Chem. Corp.              common    390568103   5,568,574    145,820   SH          sole            145,820    0       0

Guidant Corporation                  common    401698105  15,163,422    322,626   SH          sole            322,626    0       0

Gulfmark Offshore, Inc.              common    402629109     441,529     30,190   SH          sole             30,190    0       0

Hewlett Packard                      common    428236103  13,418,860    117,968   SH          sole            117,968    0       0

Highwood Properties  Inc REIT        common    431284108     385,088     16,300   SH          sole             16,300    0       0

Home Depot, Inc.                     common    437076102     717,750     10,440   SH          sole             10,440    0       0

Hubbell Inc. Class B                 common    443510201     927,154     34,024   SH          sole             34,024    0       0

Intel Corp                           common    458140100  11,983,567    145,585   SH          sole            145,585    0       0

Interim Services, Inc.               common    45868P100     287,348     11,610   SH          sole             11,610    0       0

International Business Machines      common    459200101   1,645,741     15,256   SH          sole             15,256    0       0

IRT Properties Company               common    450058102     543,066     69,508   SH          sole             69,508    0       0

Jefferson Pilot Corp                 common    475070108     903,767     13,242   SH          sole             13,242    0       0

Johnson & Johnson                    common    478160104     461,401      4,948   SH          sole              4,948    0       0

Kaufman & Broad Home Corp            common    486168107     568,418     23,500   SH          sole             23,500    0       0

Kimberly Clark Corp                  common    494368103     290,090      4,600   SH          sole              4,600    0       0

Koninklijke Philips Electronics NV   common    718337540  12,434,985     92,111   SH          sole             92,111    0       0

KS Bancorp                           common    48266R108   1,140,984     63,388   SH          sole             63,388    0       0

Kroger Company                       common    501044101     377,500     20,000   SH          sole             20,000    0       0

Latin American Discovery Fund        common    51828C106   1,724,252    161,326   SH          sole            161,326    0       0

Leggett & Platt, Inc.                common    524660107   2,773,953    142,254   SH          sole            142,254    0       0

Lilly, Eli & Co.                     common    532457108     259,350      3,900   SH          sole              3,900    0       0

Lowes Companies Inc.                 common    548661107   2,217,681     37,116   SH          sole             37,116    0       0

Lucent Technologies Inc.             common    549463107     594,075      7,921   SH          sole              7,921    0       0

MCI Worldcom, Inc.                   common    55268B106   7,318,820    137,927   SH          sole            137,927    0       0

Martin Marietta Materials            common    573284106   1,980,300     47,150   SH          sole             47,150    0       0

McDonalds Corporation                common    580135101   1,645,496     40,818   SH          sole             40,818    0       0

MediaOne Group, Inc.                 common    58440J104  12,013,937    156,405   SH          sole            156,405    0       0

Medicalcontrol, Inc.                 common    584636104     136,275     15,800   SH          sole             15,800    0       0

Medtronics, Inc.                     common    585055106     249,050      6,800   SH          sole              6,800    0       0

Mellon Financial Corp                common    58551A108     914,523     26,848   SH          sole             26,848    0       0

Merck & Co.                          common    589331107  12,500,596    186,054   SH          sole            186,054    0       0

Methode Electronics, Inc. Class A    common    591520200     819,188     25,500   SH          sole             25,500    0       0

Microsoft Corporation                common    594918104  34,985,072    299,658   SH          sole            299,658    0       0

Midwest Express                      common    597911106     372,938     11,700   SH          sole             11,700    0       0

Minnesota Mining & Mfg.              common    604059105   7,811,646     83,771   SH          sole             83,771    0       0

Morgan, JP & Co.                     common    616880100     305,546      2,413   SH          sole              2,413    0       0

New York Times Cl A                  common    650111107     591,760     12,046   SH          sole             12,046    0       0

Newell Rubbermaid, Inc.              common    651229106     413,250     14,250   SH          sole             14,250    0       0

Newsedge Corp                        common    65249Q106     239,604     20,500   SH          sole             20,500    0       0

Nokia Corp.                          common    654902204   2,414,081     12,635   SH          sole             12,635    0       0

Paradyne Corp.                       common    69911G107     272,500     10,000   SH          sole             10,000    0       0

Peoples Bancorp NC                   common    710577107     490,629     33,263   SH          sole             33,263    0       0

Pepsico, Inc.                        common    713448108  10,732,286    304,462   SH          sole            304,462    0       0

Pfizer, Inc.                         common    717081103     391,326     12,064   SH          sole             12,064    0       0

Pharmanetics, Inc.                   common    71713J107   2,509,238    271,269   SH          sole            271,269    0       0

Philip Morris Cos. Inc.              common    718154107     676,223     29,401   SH          sole             29,401    0       0

Pitney Bowes, Inc.                   common    724479100     309,184      6,400   SH          sole              6,400    0       0

Polaris Industries, Inc.             common    731068102     217,500      6,000   SH          sole              6,000    0       0

Post PPTYS, Inc.                     common    737464107     466,650     12,200   SH          sole             12,200    0       0

Proctor & Gamble                     common    742718109   1,446,012     13,198   SH          sole             13,198    0       0

Quitman Bancorp                      common    748803103     155,800     16,400   SH          sole             16,400    0       0

Raven Ind.                           common    754212108     146,250     10,000   SH          sole             10,000    0       0

RF Micro Devices, Inc.               common    749941100   6,133,756     89,625   SH          sole             89,625    0       0

Safeguard Scientifics Inc            common    786449108     854,120      5,240   SH          sole              5,240    0       0

Sara Lee Corporation                 common    803111103     809,933     36,710   SH          sole             36,710    0       0

SBC Communications Inc.              common    78387G103     221,715      4,548   SH          sole              4,548    0       0

Schering-Plough Corp                 common    806605101     762,581     17,996   SH          sole             17,996    0       0

Scottish Bk Charlotte, NC            common    81013N104     200,000     12,500   SH          sole             12,500    0       0

Sealed Air Corp. New                 common    812211K100    429,526      8,290   SH          sole              8,290    0       0

Security Bancorp Inc TN              common    81377P109     368,900     23,800   SH          sole             23,800    0       0

ServiceMaster Co.                    common    81760N109   6,205,937    504,015   SH          sole            504,015    0       0

SGV Bancorp Inc                      common    78422T102     632,734     28,925   SH          sole             28,925    0       0

Sistersville Bancorp Inc             common    829793108     193,500     21,500   SH          sole             21,500    0       0

Sonoco Products                      common    835495102   4,255,251    187,044   SH          sole            187,044    0       0

Southcoast Financial Corp            common    84129R100     162,250     22,000   SH          sole             22,000    0       0

Southern Financial Bancorp           common    842870107   2,092,943    126,845   SH          sole            126,845    0       0

Steelcase Inc.                       common    858155203     354,600     29,550   SH          sole             29,550    0       0

Suiza Foods Corporation              common    865077101     990,625     25,000   SH          sole             25,000    0       0

Sun Microsystems, Inc.               common    866810104     808,060     10,435   SH          sole             10,435    0       0

Suntrust Banks, Inc.                 common    867914103     309,727      4,501   SH          sole              4,501    0       0

Sysco Corporation                    common    871829107  11,666,891    294,894   SH          sole            294,894    0       0

TCF Financial Corp                   common    872275102     366,956     14,752   SH          sole             14,752    0       0

Terra Industries                     common    880915103      33,700     21,568   SH          sole             21,568    0       0

Tri Continental Corp                 common    895436103     310,165     11,127   SH          sole             11,127    0       0

Triad Guaranty Inc.                  common    895925105  18,032,765    792,649   SH          sole            792,649    0       0

Tribune Co                           common    896047107  15,702,591    285,175   SH          sole            285,175    0       0

Tyco International Ltd               common    902124106     812,370     20,830   SH          sole             20,830    0       0

Unifirst Corporation - Mass          common    904708104     638,131     50,545   SH          sole             50,545    0       0

United Payors & United Providers     common    911319101     968,877     58,500   SH          sole             58,500    0       0

US Airways Group, Inc.               common    911905107   4,339,535    135,344   SH          sole            135,344    0       0

US Bancorp Del                       common    911596104     821,549     34,500   SH          sole             34,500    0       0

VF Corporation                       common    918204108   3,106,650    103,555   SH          sole            103,555    0       0

Wachovia Corporation                 common    929771103   2,111,029     33,810   SH          sole             33,810    0       0

Wallace Computer Service             common    932270101   2,921,445    175,726   SH          sole            175,726    0       0

Wal-Mart Stores                      common    931142103     390,211      5,645   SH          sole              5,645    0       0

Walter Inds. Inc.                    common    93317Q105   4,032,276    372,910   SH          sole            372,910    0       0

Warner-Lambert Co. - W/I             common    934488107   1,518,229     18,529   SH          sole             18,529    0       0

Wellington Hall Ltd.                 common    949535207       1,705     15,500   SH          sole             15,500    0       0
